Net Income (Loss) Per Share (Tables)	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per share
	Three months ended March 31,
	2023	2022
Numerator:
Net income (loss)	$1,724,546	$(27,988,546)

Denominator*:
Basic shares:
Weighted-average shares outstanding	5,480,673	5,383,476
Diluted shares:
Stock options	67,741	—
Warrants	8,416	—
Weighted-average shares outstanding	5,556,830	5,383,476

Net income (loss) per share:
Basic	$0.31	$(5.20)
Diluted	$0.31	$(5.20)